Promissory notes receivable (Tables)	12 Months Ended
May 31, 2020
Promissory notes receivable
Promissory notes receivable

	May 31, 2019	Additions	Repayment/ Impairment	May 31, 2020
May 15, 2019 – $ 39,000 – 3%, due July 15, 2020	$39,000	$—	$(39,000)	$—
November 1, 2018 – $ 200 – interest free, due May 1, 2020	200	—	(200)	—

	$39,200	$—	$(39,200)	$—